Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Subsidiary	Dec. 31, 2016 USD ($) Subsidiary	Dec. 31, 2015 USD ($) Subsidiary	Aug. 14, 2008 Vessel
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	$ 0	$ 0
Number of vessels yet to be purchased | Vessel				5
Capitalized interest	$ 0	0	$ 0
Vessel estimated useful life	30 years
Period between scheduled regulatory drydockings	5 years
Forecast Rate Period following charter expiry	4 years
Future charter rate assumptions	charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, for the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter
Tonnage tax included within operating expenses	$ 72,000	93,000	$ 124,000
Deferred tax liability recognized	$ 17,000	$ 20,000
United Kingdom [Member]
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company | Subsidiary	1	1	1
Principal rate of corporate income tax	19.00%	20.00%	20.00%
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage	8.75%